Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment

Note	14 | Property, plant and equipment

	Lands and buildings	Substations	High, medium and low voltage lines	Meters and Transformer chambers and platforms	Tools, Furniture, vehicles, equipment, communications and advances to suppliers	Construction in process	Supplies and spare parts	Total
At 12.31.20
Cost	5,498	47,483	120,974	52,866	9,461	42,313	485	279,080
Accumulated depreciation	(1,079)	(15,890)	(46,771)	(20,668)	(6,194)	-	-	(90,602)
Net amount	4,419	31,593	74,203	32,198	3,267	42,313	485	188,478

Additions	51	316	229	452	1,488	12,277	1,433	16,246
Disposals	(6)	-	(32)	(210)	(1)	-	-	(249)
Transfers	135	3,180	5,929	2,165	1,001	(10,972)	(1,438)	-
Depreciation for the year	(129)	(1,731)	(4,197)	(2,122)	(922)	-	-	(9,101)
Net amount 12.31.21	4,470	33,358	76,132	32,483	4,833	43,618	480	195,374

At 12.31.21
Cost	5,679	50,979	126,941	55,163	11,929	43,618	480	294,789
Accumulated depreciation	(1,209)	(17,621)	(50,809)	(22,680)	(7,096)	-	-	(99,415)
Net amount	4,470	33,358	76,132	32,483	4,833	43,618	480	195,374

·     During the year ended December 31, 2021, the Company capitalized as direct own costs $ 2,300.4.

	Lands and buildings	Substations	High, medium and low voltage lines	Meters and Transformer chambers and platforms	Tools, Furniture, vehicles, equipment, communications and advances to suppliers	Construction in process	Supplies and spare parts	Total
At 12.31.19
Cost	4,913	45,261	128,855	54,901	8,216	46,427	499	289,072
Accumulated depreciation	(940)	(14,094)	(42,379)	(18,397)	(5,201)	-	-	(81,011)
Net amount	3,973	31,167	86,476	36,504	3,015	46,427	499	208,061

Additions	62	1,918	217	442	1,092	12,842	131	16,704
Disposals	-	(3)	(78)	(146)	-	-	-	(227)
Transfers	524	6,318	6,259	3,848	152	(16,956)	(145)	-
Depreciation for the year	(140)	(1,799)	(4,556)	(2,325)	(992)	-	-	(9,812)
Impairment	-	(6,008)	(14,115)	(6,125)	-	-	-	(26,248)
Net amount 12.31.20	4,419	31,593	74,203	32,198	3,267	42,313	485	188,478

At 12.31.20
Cost	5,498	47,483	120,974	52,866	9,461	42,313	485	279,080
Accumulated depreciation	(1,079)	(15,890)	(46,771)	(20,668)	(6,194)	-	-	(90,602)
Net amount	4,419	31,593	74,203	32,198	3,267	42,313	485	188,478

·	During the year ended December 31, 2020, the Company capitalized as direct own costs $ 2,785.3.
·	Includes $ 2,197.7 in additions, related to a 500/220 Kw - 800 MVA transformer bank in General Rodriguez transformer station (section 8, item 8.2 of the agreement entered into by the Company, the BICE bank and CAMMESA on April 24, 2014); with a contra-account in Deferred revenue.